Cover	Sep. 04, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 04, 2026
Entity File Number	333-188648
Entity Registrant Name	ANVI GLOBAL HOLDINGS, INC.
Entity Central Index Key	0001570132
Entity Tax Identification Number	33-1226144
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	1135 Kildaire Farm Road, Suite 319-4
Entity Address, Address Line Two	Suite 319-4
Entity Address, City or Town	Cary
Entity Address, State or Province	NC
Entity Address, Postal Zip Code	27511
City Area Code	(919)
Local Phone Number	439-4448
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false